Financial risk management - Fair Value measurement of financial assets and liabilities measured at fair value (Parenthetical) (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Derivatives-combined securities
Statement [Line Items]
Financial instruments related to repurchase partners asset management	₩ 300,200	₩ 211,700
Beneficiary certificates [Member]
Statement [Line Items]
Financial instruments related to repurchase partners asset management	300,200	211,700
Financial assets at fair value through profit or loss
Statement [Line Items]
Financial assets invested by valuation of amount related to lime asset management	157,900	161,200
Level 3 | Derivative liabilities
Statement [Line Items]
Derivative liabilities valuation amount for over the counter	153,084	83,269
Level 3 | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Statement [Line Items]
Derivative financial liabilities valuation amount for over the counter	7,622,526	8,141,504
Level 3 | Financial assets at fair value through profit or loss
Statement [Line Items]
Derivative financial assets valuation amount for over the counter	72,980	204,608
Level 3 | Derivative assets
Statement [Line Items]
Derivative assets valuation amount for over the counter	₩ 527,726	₩ 405,313